UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Riverbridge Growth Fund
Institutional Class/RIVBX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Institutional Class/RIVBX)	$47	0.96%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$199,700,346
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Riverbridge Growth Fund - Institutional Class

Riverbridge Growth Fund
Investor Class/RIVRX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Riverbridge Growth Fund (“Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverbridge Growth Fund (Investor Class/RIVRX)	$59	1.21%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$199,700,346
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.7%
HEICO Corp.	5.0%
Amazon.com, Inc.	4.5%
ServiceNow, Inc.	3.5%
Tyler Technologies, Inc.	3.4%
Fastenal Co.	3.3%
Veeva Systems, Inc. - Class A	3.2%
S&P Global, Inc.	2.7%
CoStar Group, Inc.	2.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://riverbridge.com/growth-fund/. You can also request this information by contacting us at (888) 447-4470.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 447-4470 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Riverbridge Growth Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

SEMI - ANNUAL FINANCIALS AND OTHER INFORMATION

May 31, 2025

RIVERBRIDGE GROWTH FUND

A series of Investment Managers Series Trust

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	COMMUNICATION SERVICES — 6.6%
18,568	Alphabet, Inc. - Class A	$3,188,868
18,614	Alphabet, Inc. - Class C	3,217,430
4,100	Netflix, Inc.*	4,949,643
24,942	Trade Desk, Inc. - Class A*	1,876,137
		13,232,078
	CONSUMER DISCRETIONARY — 12.6%
43,324	Amazon.com, Inc.*	8,881,853
18,908	Five Below, Inc.*	2,204,106
24,757	Floor & Decor Holdings, Inc. - Class A*	1,774,829
22,157	Grand Canyon Education, Inc.*	4,383,652
29,414	Starbucks Corp.	2,469,305
15,597	Tesla, Inc.*	5,403,737
		25,117,482
	FINANCIALS — 5.9%
4,688	Kinsale Capital Group, Inc.	2,212,689
10,676	S&P Global, Inc.	5,475,293
11,404	Visa, Inc. - Class A	4,164,627
		11,852,609
	HEALTH CARE — 14.7%
7,876	Align Technology, Inc.*	1,425,083
5,060	Charles River Laboratories International, Inc.*	686,288
17,299	Danaher Corp.	3,285,080
19,496	Ensign Group, Inc.	2,870,981
7,149	IDEXX Laboratories, Inc.*	3,670,011
10,413	Medpace Holdings, Inc.*	3,070,794
89,867	Privia Health Group, Inc.*	2,045,373
8,665	UnitedHealth Group, Inc.	2,616,050
23,086	Veeva Systems, Inc. - Class A*	6,457,154
15,411	West Pharmaceutical Services, Inc.	3,249,409
		29,376,223
	INDUSTRIALS — 20.0%
14,730	Cintas Corp.	3,336,345
158,041	Fastenal Co.	6,533,415
33,128	HEICO Corp.	9,926,474
17,453	Paycom Software, Inc.	4,521,898
7,551	Paylocity Holding Corp.*	1,441,486
46,929	RB Global, Inc.[1]	4,941,624
86,927	Rollins, Inc.	4,976,571
13,554	Verisk Analytics, Inc. - Class A	4,257,853
		39,935,666

See accompanying Notes to Financial Statements.

1

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 36.0%
24,200	Analog Devices, Inc.	$5,178,316
10,676	ANSYS, Inc.*	3,531,834
1,331	Fair Isaac Corp.*	2,297,679
26,041	Globant S.A.*,1	2,554,362
15,643	Guidewire Software, Inc.*	3,363,558
33,251	Microsoft Corp.	15,307,430
5,307	Motorola Solutions, Inc.	2,204,422
123,010	NVIDIA Corp.	16,622,341
19,960	Salesforce, Inc.	5,296,785
6,870	ServiceNow, Inc.*	6,946,188
11,620	Tyler Technologies, Inc.*	6,704,624
27,372	Workiva, Inc. - Class A*	1,841,862
		71,849,401
	REAL ESTATE — 2.7%
73,497	CoStar Group, Inc.*	5,406,439
	TOTAL COMMON STOCKS
	(Cost $68,859,862)	196,769,898
	SHORT-TERM INVESTMENTS — 1.7%
3,414,223	Fidelity Institutional Treasury Fund, 4.14%[2]	3,414,223
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,414,223)	3,414,223

	TOTAL INVESTMENTS — 100.2%
	(Cost $72,274,085)	200,184,121
	Liabilities Less Other Assets — (0.2)%	(483,775)
	NET ASSETS — 100.0%	$199,700,346

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Riverbridge Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $72,274,085)	$200,184,121
Receivables:
Fund shares sold	51,687
Dividends and interest	92,803
Prepaid expenses	24,727
Total Assets	200,353,338

Liabilities:
Payables:
Fund shares redeemed	448,164
Advisory fees	105,701
Shareholder servicing fees (Note 8)	20,350
Distribution fees (Note 7)	2,423
Fund accounting and administration fees	11,417
Transfer agent fees and expenses	3,806
Custody fees	12,517
Trustees' deferred compensation (Note 3)	28,702
Auditing fees	10,730
Trustees' fees and expenses	3,967
Legal fees	1,004
Chief Compliance Officer fees	589
Accrued other expenses	3,622
Total Liabilities	652,992
Commitments and contingencies (Note 3)
Net Assets	$199,700,346

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$65,004,938
Total distributable earnings (accumulated deficit)	134,695,408
Net Assets	$199,700,346

Investor Class:
Net assets applicable to shares outstanding	$11,639,217
Shares of beneficial interest issued and outstanding	344,168
Net asset value, offering and redemption price per share	$33.82

Institutional Class:
Net assets applicable to shares outstanding	$188,061,129
Shares of beneficial interest issued and outstanding	5,382,964
Net asset value, offering and redemption price per share	$34.94

See accompanying Notes to Financial Statements.

3

Riverbridge Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2025 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $4,144)	$447,236
Interest	58,590
Total investment income	505,826

Expenses:
Advisory fees	753,605
Shareholder servicing fees (Note 8)	80,495
Distribution fees (Note 7)	14,885
Fund accounting and administration fees	102,322
Transfer agent fees and expenses	23,357
Custody fees	18,039
Registration fees	17,600
Auditing fees	12,381
Trustees' fees and expenses	11,090
Shareholder reporting fees	10,036
Legal fees	9,305
Chief Compliance Officer fees	7,928
Miscellaneous	3,901
Insurance fees	2,572
Interest expense	1,739
Total expenses	1,069,255
Advisory fees (waived) recovered	(88,015)
Net expenses	981,240
Net investment income (loss)	(475,414)

Realized and Unrealized Gain (Loss):
Net realized gain (loss)	8,694,801
Net change in unrealized appreciation/depreciation on investments	(19,072,886)
Net realized and unrealized gain (loss)	(10,378,085)

Net Increase (Decrease) in Net Assets from Operations	$(10,853,499)

See accompanying Notes to Financial Statements.

4

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(475,414)	$(1,020,286)
Net realized gain (loss) on investments	8,694,801	24,356,262
Net change in unrealized appreciation/depreciation on investments	(19,072,886)	37,991,189
Net increase (decrease) in net assets resulting from operations	(10,853,499)	61,327,165

Distributions to Shareholders:
Distributions:
Investor Class	(282,349)	-
Institutional Class	(4,295,771)	-
Total distributions to shareholders	(4,578,120)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	439,124	726,482
Institutional Class	8,043,900	19,976,727
Reinvestment of distributions:
Investor Class	237,674	-
Institutional Class	3,972,242	-
Cost of shares redeemed:
Investor Class[1]	(1,517,180)	(6,539,640)
Institutional Class[2]	(24,221,555)	(63,448,335)
Net increase (decrease) in net assets from capital transactions	(13,045,795)	(49,284,766)

Total increase (decrease) in net assets	(28,477,414)	12,042,399

Net Assets:
Beginning of period	228,177,760	216,135,361
End of period	$199,700,346	$228,177,760

See accompanying Notes to Financial Statements.

5

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024
Capital Share Transactions:
Shares sold:
Investor Class	13,520	23,433
Institutional Class	232,065	623,170
Shares reinvested:
Investor Class	6,853	-
Institutional Class	111,018	-
Shares redeemed:
Investor Class	(45,730)	(209,996)
Institutional Class	(686,144)	(1,954,373)
Net increase (decrease) in capital share transactions	(368,418)	(1,517,766)

[1]	Net of redemption fee proceeds of $174 and $38, respectively.
[2]	Net of redemption fee proceeds of $2,816 and $1,735, respectively.

See accompanying Notes to Financial Statements.

6

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2025	For the Year Ended November 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.37	$27.66	$23.41	$32.97	$30.29	$22.18
Income from Investment Operations:
Net investment income (loss)[1]	(0.12)	(0.22)	(0.16)	(0.19)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	(1.65)	8.93	4.41	(8.00)	3.91	8.56
Total from investment operations	(1.77)	8.71	4.25	(8.19)	3.68	8.40

Less Distributions:
From net realized gain	(0.78)	-	-	(1.37)	(1.01)	(0.31)
Total distributions	(0.78)	-	-	(1.37)	(1.01)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	0.02

Net asset value, end of period	$33.82	$36.37	$27.66	$23.41	$32.97	$30.29

Total return[3]	(4.93)%[4]	31.49%	18.15%	(25.89)%	12.43%	38.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,639	$13,440	$15,381	$15,072	$27,947	$19,094

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.30%[5,6]	1.29%[6]	1.29%	1.28%	1.25%	1.31%
After fees waived/recovered	1.21%[5,6]	1.21%[6]	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.80)%[5]	(0.78)%	(0.70)%	(0.83)%	(0.77)%	(0.71)%
After fees waived/recovered	(0.71)%[5]	(0.70)%	(0.62)%	(0.76)%	(0.73)%	(0.61)%

Portfolio turnover rate	-%[4]	6%	9%	8%	16%	18%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended May 31, 2025 and year ended November 30, 2024.

See accompanying Notes to Financial Statements.

7

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2025	For the Year Ended November 30,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.50	$28.45	$24.02	$33.71	$30.88	$22.56
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.15)	(0.10)	(0.13)	(0.16)	(0.09)
Net realized and unrealized gain (loss)	(1.70)	9.20	4.53	(8.19)	4.00	8.71
Total from investment operations	(1.78)	9.05	4.43	(8.32)	3.84	8.62

Less Distributions:
From net realized gain	(0.78)	-	-	(1.37)	(1.01)	(0.31)
Total distributions	(0.78)	-	-	(1.37)	(1.01)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01

Net asset value, end of period	$34.94	$37.50	$28.45	$24.02	$33.71	$30.88

Total return[3]	(4.80)%[4]	31.81%	18.44%	(25.70)%	12.68%	38.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$188,061	$214,738	$200,755	$193,866	$280,467	$219,223

Ratio of expenses to average net assets (including interest expense):
Before fees waived/recovered	1.05%[5,6]	1.04%[6]	1.04%	1.03%	1.00%	1.06%
After fees waived/recovered	0.96%[5,6]	0.96%[6]	0.96%	0.96%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived/recovered	(0.55)%[5]	(0.53)%	(0.45)%	(0.58)%	(0.52)%	(0.46)%
After fees waived/recovered	(0.46)%[5]	(0.45)%	(0.37)%	(0.51)%	(0.48)%	(0.36)%

Portfolio turnover rate	-%[4]	6%	9%	8%	16%	18%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the six months ended May 31, 2025 and year ended November 30, 2024.

See accompanying Notes to Financial Statements.

8

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

On April 23, 2021, the Board of the Trust approved and declared advisable the reorganization of the Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) into the Fund. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Eco Leaders Fund to the Fund and the assumption of the liabilities of the Eco Leaders Fund by the Fund. Following the reorganization, the Fund held the assets of the Eco Leaders Fund. The reorganization was effective as of the close of business on April 30, 2021. The following tables illustrate the specifics of the Fund’s reorganization:

Class	Riverbridge Eco Leaders Fund Net Assets[1]	Shares Issued to Shareholders of Eco Leaders Fund	Riverbridge Growth Fund Net Assets	Combined Net Assets	Tax Status of Transfer
Investor	$9,550,965	299,844	$260,915,536	$270,466,501	Non-taxable
Institutional	4,109,030	126,355	22,047,047	26,156,077	Non-taxable

[1]	Includes accumulated realized gain and unrealized appreciation in the amounts of $170,408 and $3,830,130, respectively.

Assuming the reorganization had been completed on December 1, 2020, the beginning of the annual reporting period for the Fund, the pro forma results of operation (unaudited) for the fiscal year 2021 would have been as follows:

Net investment loss	$(1,494,359)
Net realized gain on investments	14,814,784
Net change in unrealized appreciation on investments	20,546,749
Net increase of net assets resulting from operations	$33,867,174

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Eco Leaders Fund and the Fund that have been included in the Fund’s Statement of Operations since April 30, 2021.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

9

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of the Fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

10

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of May 31, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

11

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively, until March 31, 2026, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended May 31, 2025, the Advisor waived a portion of its advisory fees totaling $88,015. The Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At May 31, 2025, the amount of these potentially recoverable expenses was $607,106. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2025	$163,962
2026	174,149
2027	180,980
2028	88,015
Total	$607,106

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for six months ended May 31, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended May 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

12

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At May 31, 2025, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$72,721,182

Gross unrealized appreciation	$130,495,370
Gross unrealized depreciation	(3,032,431)

Net unrealized appreciation (depreciation) on investments	$127,462,939

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	4,578,067
Tax accumulated earnings	4,578,067

Accumulated capital and other losses	(959,963)
Net unrealized appreciation (depreciation) on investments	146,535,825
Unrealized deferred compensation	(26,902)
Total accumulated earnings (deficit)	$150,127,027

As of November 30, 2024, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2025 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Late-Year Ordinary Losses
$959,963

13

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

During the year ended November 30, 2024, the Fund utilized $8,368,047 of short-term and $11,327,788 of long-term non-expiring capital loss carryforwards, respectively.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2025 and for the year ended November 30, 2024, redemption fees were $2,990 and $1,773, respectively.

Note 6 – Investment Transactions

For the six months ended May 31, 2025, the Fund’s purchases and sales of investments, excluding short-term investments, were $0 and $17,646,374, respectively.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2025, the distribution fees incurred by the Fund’s Investor Class shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2025, the Fund’s shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

14

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$196,769,898	$-	$-	$196,769,898
Short-Term Investments	3,414,223	-	-	3,414,223
Total Investments	$200,184,121	$-	$-	$200,184,121

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

15

Riverbridge Growth Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (Unaudited)

Note 12 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the CODM. ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Periods End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

17

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	8/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	8/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	8/8/2025